Fair Value Measurements and Disclosures (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Measurements and Disclosures [Abstract]
Summary of financial instruments
	Fair Value	Level 1	Level 2	Level 3

Cash and cash equivalents, including restricted cash	$2,226,000	$2,226,000	$-	$-
Warrant derivative liability	$402,000	$-	$-	$402,000